Net Assets Held For Sale (Schedule) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets Of Disposal Group Including Discontinued Operation [Abstract]
Net Assets Held For Sale, Accounts Receivable		$ 7,287,000
Net Assets Held For Sale, Prepaid Expenses		1,425,000
Net Assets Held For Sale, Intangibles		10,263,000
Net Assets Held For Sale, Goodwill		15,949,000
Net Assets Held For Sale, Capital Assets		33,797,000
Net Assets Held For Sale, Accounts Payable		(4,114,000)
Net Assets Held For Sale, Accrued Charges		(2,373,000)
Net Assets Held For Sale, Deferred Income Taxes		(1,218,000)
Total Net Assets Held For Sale	$ 0	$ 61,016,000